Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2014
Summary of Significant Accounting Policies [Text Block]
Note 2	Summary of Significant Accounting Policies

a)	Use of Estimates

The preparation of financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to deferred income tax asset valuations, asset impairment, conversion features embedded in convertible notes payable, derivative valuations, stock based compensation and loss contingencies. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

b)	Principles of Consolidation

These consolidated financial statements include the accounts of Anavex Life Sciences Corp. and its wholly-owned subsidiaries, Anavex Life Sciences (France) SA, a company incorporated under the laws of France and Anavex Australia Pty Limited, a company incorporated under the laws of Australia. All inter-company transactions and balances have been eliminated.

c)	Equipment

Equipment is recorded at cost and is depreciated at 33% per annum on the straight-line basis.

d)	Impairment of Long-Lived Assets

The Company reviews the recoverability of its long-lived assets whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The estimated future cash flows are based upon, among other things, assumptions about future operating performance, and may differ from actual cash flows. Long-lived assets evaluated for impairment are grouped with other assets to the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. If the sum of the projected undiscounted cash flows (excluding interest) is less than the carrying value of the assets, the assets will be written down to the estimated fair value in the period in which the determination is made.

e)	Financial Instruments

The carrying value of the Company’s financial instruments, consisting of cash and accounts payable and accrued liabilities approximate their fair value due to the short- term maturity of such instruments. Based on borrowing rates currently available to the Company for similar terms and based on the short term duration of the debt instruments, the carrying value of the promissory notes payable approximate their fair value. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

f)	Foreign Currency Translation

The functional currency of the Company is the US dollar. Monetary items denominated in a foreign currency are translated into US dollars at exchange rates prevailing at the balance sheet date and non-monetary items are translated at exchange rates prevailing when the assets were acquired or obligations incurred. Foreign currency denominated expense items are translated at exchange rates prevailing at the transaction date. Unrealized gains or losses arising from the translations are credited or charged to income in the period in which they occur.

g)	Research and Development Expenses

Research and developments costs are expensed as incurred. These expenses are comprised of the costs of the Company’s proprietary research and development efforts, including salaries, facilities costs, overhead costs and other related expenses as well as costs incurred in connection with third-party collaboration efforts. Milestone payments made by the Company to third parties are expensed when the specific milestone has been achieved.

In addition, the Company incurs expenses in respect of the acquisition of intellectual property relating to patents and trademarks. The probability of success and length of time to develop commercial applications of the drugs subject to the acquired patents and trademarks is difficult to determine and numerous risks and uncertainties exist with respect to the timely completion of the development projects. There is no assurance the acquired patents and trademarks will ever be successfully commercialized. Due to these risks and uncertainties, the acquisition of patents and trademarks does not meet the definition of an asset and thus are expensed as incurred.

h)	Income Taxes

The Company has adopted the provisions of FASB ASC 740 "Income Taxes" (“ASC 740”) which requires the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The Company follows the provisions of ASC 740 regarding accounting for uncertainty in income taxes. The Company initially recognizes tax positions in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and all relevant facts. Application requires numerous estimates based on available information. The Company considers many factors when evaluating and estimating our tax positions and tax benefits, and our recognized tax positions and tax benefits may not accurately anticipate actual outcomes. As additional information is obtained, there may be a need to periodically adjust the recognized tax positions and tax benefits. These periodic adjustments may have a material impact on the consolidated statements of operations.

i)	Basic and Diluted Loss per Share

The basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding. Diluted loss per common share is computed similar to basic loss per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Additionally, the numerator is also adjusted for changes in fair value of the derivative financial instruments where it is presumed they will be share settled.

For the year ended September 30, 2014, loss per share excludes 107,869,808 (2013 – 12,224,479) potentially dilutive common shares related to outstanding options, warrants, and convertible debentures as their effect was anti-dilutive.

j)	Stock-based Compensation

The Company accounts for all stock-based payments and awards under the fair value method.

Stock-based payments to non-employees are measured at the fair value of the consideration received, or the fair value of the equity instruments issued, or liabilities incurred, whichever is more reliably measurable. The fair value of stock-based payments to non-employees is periodically re-measured until the counterparty performance is complete, and any change therein is recognized over the vesting period of the award and in the same manner as if the Company had paid cash instead of paying with or using equity based instruments. Compensation costs for stock-based payments with graded vesting are recognized on a straight-line basis. The cost of the stock-based payments to non-employees that are fully vested and non-forfeitable at the grant date is measured and recognized at that date, unless there is a contractual term for services in which case such compensation would be amortized over the contractual term.

The Company accounts for the granting of share purchase options to employees using the fair value method whereby all awards to employees will be recorded at fair value on the date of the grant. The fair value of all share purchase options are expensed over their vesting period with a corresponding increase to additional paid-in capital.

The Company uses the Black-Scholes option valuation model to calculate the fair value of share purchase options at the date of the grant. Option pricing models require the input of highly subjective assumptions, including the expected price volatility. Changes in these assumptions can materially affect the fair value estimates.

k)	Fair Value Measurements

The fair value hierarchy under GAAP is based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 -	quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 -

observable inputs other than Level I, quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, and model-derived prices whose inputs are observable or whose significant value drivers are observable; and

Level 3 -	assets and liabilities whose significant value drivers are unobservable by little or no market activity and that are significant to the fair value of the assets or liabilities.

The book value of cash and accounts payable and accrued liabilities approximate their fair values due to the short term maturity of those instruments. Based on borrowing rates currently available to the Company under similar terms, the book value of promissory notes payable approximates their fair values. The Company’s promissory notes payable are based on Level 2 inputs in the ASC 820 fair value hierarchy.

At September 30, 2014, the Company’s Level 3 liabilities consisted of embedded conversion features that were required to be accounted for as liabilities pursuant to ASC 815 because the Company did not have sufficient authorized and unissued shares available to settle fully certain conversion features of such instruments.

At September 30, 2013, the Company’s Level 3 liabilities consisted of share purchase warrants that were required to be accounted for as liabilities pursuant to ASC 815 Derivatives and Hedging (“ASC 815”)because the terms of the warrants contained provisions that were not in compliance with the fixed for fixed criteria of that guidance.

The Company calculated the fair value at the inception of those instruments, at September 30, 2014 and 2013, and at the date of reclassification of the warrants into equity using the binomial option pricing model to determine the fair value. The following assumptions were used for the respective instruments:

		September 30,
Embedded conversion option	At Inception	2014
Risk–free interest rate	3.13%	3.21%
Expected life of options (years)	29.58	29.48
Annualized volatility	100.71%	100.07%
Stock price	$0.26	$0.18
Dividend rate	0.00%	0.00%
		September 30,	Reclassification
Warrants	At Inception	2013	Date
Risk–free interest rate	0.28%	0.10%	0.13%
Expected life of options (years)	1.49	1.25	1.03
Annualized volatility	81.57%	77.51%	107.62%
Stock price	$0.61	$0.65	$0.25
Dividend rate	0.00%	0.00%	0.00%

Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). There were no assets or liabilities measured at fair value on a nonrecurring basis during the periods ended September 30, 2014 and 2013.

m)	Derivative Liabilities

The Company evaluates its financial instruments and other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with ASC 815. The result of this accounting treatment is that the fair value of the embedded derivative is marked- to-market at each balance sheet date and recorded as a liability and the change in fair value is recorded in the consolidated statements of operations as other income or expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Derivative instruments that become subject to reclassification are reclassified at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the balance sheet as current or non-current based on whether or not settlement of the derivative instrument is expected within 12 months of the balance sheet date.

Certain of the Company’s embedded conversion features on debt and outstanding warrants are treated as derivative liabilities for accounting purposes under ASC 815 due to insufficient authorized shares to fully settle conversion features of the instruments if exercised. In this case, the Company utilizes the latest inception date sequencing method to reclassify outstanding instruments as derivative instruments. These contracts are recognized at fair value with changes in fair value recognized in earnings until such time as the conditions giving rise to such derivative liability classification have been settled.

These derivative instruments do not trade in an active securities market. The Company uses the binomial option pricing model to value derivative liabilities. This model uses Level 3 inputs in the fair value hierarchy established by ASC 820 Fair Value Measurement.

n)	Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In June 2014, the FASB issued Accounting Standards Updated No. 2014-10, "Development Stage Entities” (“ASU 2014 - 10 ”) which removes the definition of a development stage entity from the Master Glossary of the Accounting Standards Codification, thereby removing the financial reporting distinction between development stage entities and other reporting entities from U.S. GAAP. In addition, the update eliminates the requirements for development stage entities to (1) present inception-to-date information in the statements of income, cash flows, and shareholder equity, (2) label the financial statements as those of a development stage entity, (3) disclose a description of the development stage activities in which the entity is engaged, and (4) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage.

During the year ended September 30, 2014, the Company has elected to early adopt ASU 2014 - 10. The adoption of this ASU allowed the Company to remove the inception to date information and all references to development stage.

Recent Accounting Pronouncements Not Yet Adopted

In June 2014, the FASB issued ASU No. 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period ("ASU 2014 - 12 "). ASU 2014 - 12 requires that a performance target that affects vesting, and that could be achieved after the requisite service period, be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant date fair value of the award. This update further clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. The Company is currently evaluating the impact this guidance will have on its financial condition, results of operations and cash flows.

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014 - 15 ”). ASU 2014 - 15 will explicitly require management to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosure in certain circumstances. The new standard will be effective for all entities in the first annual period ending after December 15, 2016. The Company is currently evaluating the impact this guidance will have on its financial condition, results of operations and cash flows.

In May, 2014, the FASB and the International Accounting Standards Board (IASB) issued a converged standard on revenue recognition from contracts with customers, ASU 2014-09 (Topic 606 and IFRS 15). This standard will supersede nearly all existing revenue recognition guidance. ASU 2014-09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016. The Company is currently evaluating the impact this guidance will have on its financial condition, results of operations and cash flows.

Other than noted above, the Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on our results of operations, financial position or cash flow.